UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03326

Morgan Stanley U.S. Government Money Market Trust

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York	10020
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2007

Date of reporting period: April 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust
Portfolio of Investments -  April 30, 2006 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATE	VALUE
	U.S. Government Agency - Discount Notes (70.0%)
$25,000	Federal Farm Credit Banks	4.66%	05/03/06	$24,987,055
422,931	Federal Home Loan Banks	4.54 - 4.94	05/01/06 - 07/26/06	421,145,877
134,611	Federal Home Loan Mortgage Corp.	4.47 - 4.90	05/01/06 - 08/08/06	133,538,522
53,600	Federal National Mortgage Assoc.	4.65 - 4.75	05/24/06 - 07/26/06	53,224,064

	Total U.S. Government Agency - Discount Notes (Cost $632,895,518)			632,895,518

	U.S. Government Agency - Floating Rate Notes (16.5%)
35,000	Federal Farm Credit Banks	4.73	08/01/06	34,998,913
114,000	Federal Home Loan Banks	4.56 - 4.81	05/10/06 - 08/21/06	113,998,292

	Total U.S. Government Agency - Floating Rate Notes (Cost $148,997,205)			148,997,205

	Repurchase Agreements (14.0%)
45,000	Banc of America Securities, LLC (dated 04/12/06; proceeds $45,168,000 (a)	4.80	05/10/06	45,000,000
61,000	Barclays Capital Inc. (dated 4/28/06; proceeds $61,024,298 (b)	4.78	05/01/06	61,000,000
20,000	Deutsche Bank Securities, Inc. (dated 04/19/06; proceeds $20,167,072 (c)	4.93	06/19/06	20,000,000
556	The Bank of New York (dated 04/28/06; proceeds $555,764 (d)	4.75	05/01/06	555,544

	Total Repurchase Agreements (Cost $126,555,544)			126,555,544

	Total Investments (Cost $908,448,267 (e)		100.5%	908,448,267

	Liabilities in Excess of Other Assets		(0.5)	(4,747,941)

	Net Assets		100.0%	$903,700,326

(a)  Collateralized by Federal National Mortgage Assoc. 4.50 - 5.00% due 07/01/35 - 08/01/35 valued at $20,157,869 and Federal Mortgage Acceptance Corp. 5.00 - 6.00% due 04/01/25 - 06/01/35 valued at $25,742,131.

(b)  Collateralized by Federal National Mortgage Assoc. 4.84% due 06/22/07 valued at $62,220,401.

(c)  Collateralized by Federal National Mortgage Assoc. 4.50 - 5.50% due 03/01/18 - 11/01/35 valued at $6,613,615 and Federal Mortgage Acceptance Corp. 5.50% due 11/01/30 valued at $13,786,385.

(d)  Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/35 valued at $566,655.

(e)  Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

June 20, 2006

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

June 20, 2006

/s/ Francis Smith

Francis Smith

Principal Financial Officer

June 20, 2006